Subsequent Events (Details) (USD $)		0 Months Ended			9 Months Ended	0 Months Ended		0 Months Ended	12 Months Ended	9 Months Ended		0 Months Ended				0 Months Ended								0 Months Ended
	Sep. 30, 2013	Nov. 14, 2013 Subsequent Events JGWPT Holdings, LLC	Nov. 14, 2013 Subsequent Events Class A Shares	Nov. 14, 2013 Subsequent Events Class A Shares JGWPT Holdings, LLC	Sep. 30, 2013 Subsequent Events Class A Shares JGWPT Holdings, LLC	Nov. 14, 2013 Subsequent Events Class A Shares Underwriter's overallotment option	Nov. 14, 2013 Subsequent Events Class C	Nov. 14, 2013 Subsequent Events Class C PGHI Corp	Dec. 31, 2011 Predecessor	Sep. 30, 2013 Predecessor New term loan Eurodollar	Sep. 30, 2013 Predecessor New term loan Base rate	Oct. 10, 2013 Predecessor Subsequent Events 2013-3	Oct. 18, 2013 Predecessor Subsequent Events Long-term debt SRF6 VIE	Dec. 06, 2013 Predecessor Subsequent Events New term loan	Feb. 08, 2013 Predecessor Subsequent Events New term loan	Dec. 06, 2013 Predecessor Subsequent Events New term loan Eurodollar	Feb. 08, 2013 Predecessor Subsequent Events New term loan Eurodollar	Dec. 06, 2013 Predecessor Subsequent Events New term loan Base rate	Feb. 08, 2013 Predecessor Subsequent Events New term loan Base rate	Oct. 02, 2013 Predecessor Subsequent Events JGW IV Credit facility	Dec. 18, 2013 Predecessor Subsequent Events JGW IV Credit facility	Oct. 21, 2013 Predecessor Subsequent Events Peach One Credit facility	Sep. 30, 2013 Predecessor Subsequent Events Peach One Credit facility	Nov. 15, 2013 Predecessor Subsequent Events JGW VII, LLC Credit facility	Nov. 15, 2013 Predecessor Subsequent Events JGW VII, LLC Credit facility LIBOR	Nov. 15, 2013 Predecessor Subsequent Events JGW VII, LLC Credit facility Commercial paper rate
Subsequent events
Maximum borrowing capacity																				$ 200,000,000	$ 50,000,000	$ 35,000,000	$ 40,000,000	$ 300,000
Variable rate basis																	LIBOR		Prime	one-month LIBOR					one-month LIBOR	commercial paper rate
Margin on variable rate (as a percent)										7.50%	6.50%					6.00%	7.50%	5.00%	6.50%	3.25%						2.75%
Bond size												212,700,000			425,000,000
Deal discount rate (as a percent)												4.37%
Repayment of long term debt													64,000,000	123,000,000
Gain on debt extinguishment									(9,140,000)				22,300,000
Prepayment fees													3,400,000
Hedge breakage costs													4,500,000
Shares issued in initial public offering			11,212,500			1,462,500
Par value per share (in dollars per share)	$ 0.00001		$ 0.00001				$ 0.00001
Net proceeds from initial public offering			141,400,000
Number of common interests acquired		11,212,500
Ownership interest (as a percent)		37.90%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		62.10%
Shares issued pursuant to merger				1	1			1
Revolving period																								3 years
Amortization period																								24 months
Unused line fee (as a percent)																								0.50%
Interest rate floor (as a percent)										1.50%	2.50%					1.00%	1.50%	2.00%	2.50%
Amendment, legal and other fees														$ 13,000,000